CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			9 Months Ended
	Dec. 31, 2009 Successor [Member]		Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]		Oct. 13, 2009 Predecessor [Member]
OPERATING ACTIVITIES:
Net loss	$ (35,725)	[1]	$ (290,395)	$ (86,349)	[1]	$ (125,764)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization	3,656		36,945	30,028		17,368
Impairment losses	0		234,109	39,515		91,601
Provision for doubtful receivables	0		243	316		292
Amortization and write-off of deferred financing costs	1,391		7,930	3,728		555
Amortization of deferred charter revenue	0		(568)	(3,194)		(1,694)
Amortization of backlog asset	1,992		8,697	13,890		0
Amortization of the beneficial conversion feature	14,853	[1]	8,161	5,942	[1]	0
Change in fair value of derivative financial instruments	(2,554)		(1,153)	(8,449)		(3,012)
Payments for dry-docking / special survey costs	(1,040)		(6,650)	(3,548)		(4,306)
Share-based compensation	3,958		1,582	2,680		793
Warrants compensation expense	3,940		0	0		0
(Gain) / loss on sale from vessels	0		(13,363)	(938)		5,584
(Increase) decrease in:
Trade receivables	(783)		(6,740)	(927)		(1,480)
Other receivables	89		(1,211)	676		1,704
Inventories	(110)		1,300	617		(1,489)
Prepaid expenses	20		(611)	700		(135)
Due from/to managing agent	455		489	(2,712)		1,759
Due from/to related parties	0		330	(668)		49
Increase (decrease) in:
Accounts payable, trade	991		5,344	(823)		6,546
Accrued liabilities	4,571		11,638	(938)		2,206
Deferred income	(1,573)		834	769		(1,134)
Net cash used in operating activities	(5,869)		(3,089)	(9,685)		(10,557)
INVESTING ACTIVITIES:
Vessel acquisitions	0		(23,863)	(1,601)		0
Vessels under construction	0		(89,364)	(45,126)		0
Advances for vessel acquisitions	0		0	(3,177)		0
Restricted cash	0		11,033	(11,033)		0
Cash acquired through business acquisition, net of cash paid	0		0	1,561		0
Other fixed asset acquisitions	0		(190)	(76)		(63)
Proceeds from the sale of vessels	0		32,772	37,263		2,279
Net cash (used in) / provided by investing activities	0		(69,612)	(22,189)		2,216
FINANCING ACTIVITIES:
Principal repayments of long-term debt	(57,400)		(94,879)	(482,243)		(2,280)
Proceeds from long-term debt	35,840		51,318	419,445		0
Proceeds from senior convertible 7% notes, net	140,718		0	0		0
Restricted cash for debt repayment	(8,173)		31,992	(21,038)		6,612
Proceeds from the sale and leaseback of vessels	0		26,600	86,800		0
Capital lease payments	0		(4,040)	(1,833)		0
Payments for deferred charges	0		(702)	(7,982)		0
Shareholders contribution	1,139		0	0		0
Proceeds from issuance of common shares	0		0	1		0
Net cash provided by / (used in) financing activities	112,124		10,289	(6,850)		4,332
Net (decrease) / increase in cash and cash equivalents	106,255		(62,412)	(38,724)		(4,009)
Cash and cash equivalents
Beginning of year / period	0		67,531	106,255		4,009
End of year / period	106,255		5,119	67,531		0
Supplemental Cash Flow information:
Interest paid, net of capitalised interest	663		30,642	23,684		13,140
Issuance of common shares for business combination	0		0	5,210		0
Issuance of warrants for deferred charges	0		0	957		0
Assets disposed in connection with assumed acquisitions	0		0	8,501		0
Assets acquired and liabilities assumed under asset acquisitions:
- Acquired advances for vessels under construction	0		0	29,315		0
- Vessels and other fixed assets, net acquired	0		0	81,110		0
- Long-term debt assumed	0		0	118,868		0
Acquired other assets / liabilities, net	0		0	40,098		0
Assets acquired and liabilities assumed under business acquisitions:
- Vessels and other fixed assets, net acquired	0		0	143,808		0
- Long-term debt assumed	0		0	154,475		0
- Other assets and liabilities, net acquired	0		0	36		0
Progress payment payable for vessels under construction	0		8,873	0		0
Sale of vessels applied to related debt	$ 0		$ 64,532	$ 0		$ 0

[1]	As restated, see also Note 3